Financial Instruments - Schedule of Interest Payable and Interest Payments (Details) $ in Thousands	Mar. 31, 2026 CAD ($)
Satellite performance incentive payments [Member
Schedule of Interest Payable and Interest Payments [Line Items]
Interest payable	$ 422
Interest payments	2,439
Indebtedness [Member]
Schedule of Interest Payable and Interest Payments [Line Items]
Interest payable	34,991
Interest payments	$ 1,126,045